Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EQ ADVISORS TRUSTSM

EQ/Global Equity Managed Volatility Portfolio

SUPPLEMENT DATED SEPTEMBER 4, 2020 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2020, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2020, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information about a change to the investment strategy for the Index Allocated Portion of the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”).

Effective immediately, the following changes are being made to the Summary Prospectus — Class IA and IB Shares, Summary Prospectus — Class IA, IB and K Shares, and Prospectus:

In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the third paragraph is deleted in its entirety.

In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the sixth paragraph is deleted in its entirety and replaced with the following paragraph:

The Index Allocated Portion of the Portfolio is comprised of two strategies which seek to track the performance (before fees and expenses) of the Standard & Poor’s 500® Composite Stock Index and the Morgan Stanley Capital International EAFE Index, respectively, each with minimal tracking error. Approximately 50% of the assets of the Index Allocated Portion will be allocated to each strategy. Actual allocations may vary by up to 10%. Each strategy is commonly referred to as an indexing strategy. Generally, both strategies use a full replication technique, although in certain instances a sampling approach may be utilized. Each portion of the Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the index without buying the underlying securities comprising the index.

EQ/Global Equity Managed Volatility Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EQ ADVISORS TRUSTSM

EQ/Global Equity Managed Volatility Portfolio

SUPPLEMENT DATED SEPTEMBER 4, 2020 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2020, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2020, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information about a change to the investment strategy for the Index Allocated Portion of the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”).

Effective immediately, the following changes are being made to the Summary Prospectus — Class IA and IB Shares, Summary Prospectus — Class IA, IB and K Shares, and Prospectus:

In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the third paragraph is deleted in its entirety.

In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the sixth paragraph is deleted in its entirety and replaced with the following paragraph:

The Index Allocated Portion of the Portfolio is comprised of two strategies which seek to track the performance (before fees and expenses) of the Standard & Poor’s 500® Composite Stock Index and the Morgan Stanley Capital International EAFE Index, respectively, each with minimal tracking error. Approximately 50% of the assets of the Index Allocated Portion will be allocated to each strategy. Actual allocations may vary by up to 10%. Each strategy is commonly referred to as an indexing strategy. Generally, both strategies use a full replication technique, although in certain instances a sampling approach may be utilized. Each portion of the Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the index without buying the underlying securities comprising the index.